Share-Based Payments - Summary of Group Net Settled in Share-Based Payments (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Performance rights vested & exercised	2,259,247	2,879,589
Withholding obligation | $	$ 714,563	$ 603,932	$ 296,432
Performance Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Withholding obligation | $	$ 714,563
Performance Rights | Chris Burns
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Performance rights vested & exercised	1,182,685
Net settled shares	544,035
Withholding obligation | $	$ 191,083
Performance Rights | Rashda Buttar
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Performance rights vested & exercised	344,863
Net settled shares	193,360
Withholding obligation | $	$ 42,970
Performance Rights | Darcy MacDougald
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Performance rights vested & exercised	169,112
Net settled shares	104,129
Withholding obligation | $	$ 22,248
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Performance rights vested & exercised	2,402,065
Net settled shares	1,417,723
Withholding obligation | $	$ 458,262